First Trust Active Global Quality Income ETF Investment Strategy - First Trust Active Global Quality Income ETF	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund seeks to invest primarily in income-producing equity securities. Such equity securities may include common stock, depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts ("GDRs")), preferred securities and real estate investment trusts (“REITs”). The Fund invests in U.S. and non-U.S. issuers and will typically invest at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. An issuer is deemed to be economically tied to a country or countries outside of the United States if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in, a country outside of the United States; (ii) a majority of the issuer’s revenues are derived from outside of the United States; or (iii) a majority of the issuer’s assets are located outside of the United States. The Fund has no specific policy on the number of different countries in which it will invest but intends to invest in at least three different countries. The Fund may invest up to 20% of its net assets in emerging market countries at time of purchase. The Fund is actively-managed by the Fund’s investment sub-advisor, Janus Henderson Investors US LLC (the “Sub-Advisor”), and seeks to achieve its investment objective by investing in a portfolio of dividend-paying equity securities, with an emphasis on those companies that can provide stable and growing dividends ("Quality Income"). The Sub-Advisor will assess each security’s Quality Income suitability based on the following fundamental factors: (1) high or improving return on equity (“ROE”) and/or return on invested capital (“ROIC”); (2) financial leverage ratio; and (3) dividend payout ratio. The desired outcome of this focus is to seek companies which are able to maintain and/or grow dividend payments to shareholders without compromising their financial stability. A company’s ROE is calculated as the company’s trailing 12-month earnings per share divided by the company’s latest book value per share and is considered a gauge of a corporation’s profitability and how efficient it is in generating profits. The higher the ROE, the more efficient a company’s management is at generating income and growth from its equity financing. ROIC is calculated by dividing a company’s net operating profit after tax by invested capital and gives a sense of how well a company is using its capital to generate profits. Comparing a company’s ROIC with its weighted average cost of capital reveals whether invested capital is being used effectively. Financial leverage is calculated as the company’s latest total debt divided by the company’s book value. A company’s pay-out ratio is the proportion of earnings a company pays its shareholders in the form of dividends, expressed as a percentage of the company’s total earnings. Although the Fund emphasizes investments in equity securities of large capitalization companies, it may invest in the equity securities of companies of any size. The Sub-Advisor may also seek to invest across geographic regions and investment industries in seeking to provide returns or reduce portfolio risks. Certain of the Fund's investments may be denominated in a foreign currency. As of February 27, 2026, the Fund had significant investments in European issuers, although this may change from time to time. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	As of February 27, 2026, the Fund had significant investments in European issuers, although this may change from time to time.